INVESTMENTS IN DIRECT FINANCING LEASES	12 Months Ended
Dec. 31, 2017
Net Investment in Direct Financing and Sales Type Leases [Abstract]
INVESTMENTS IN DIRECT FINANCING LEASES
INVESTMENTS IN DIRECT FINANCING AND SALES TYPE LEASES

As of December 31, 2017, nine of the Company's VLCCs (2016: 12 VLCCs and Suezmax tankers) were accounted for as direct financing leases. These vessels are chartered to Frontline Shipping on long-term, fixed rate time charters which extend for various periods depending on the age of the vessels, ranging from approximately four to nine years. Frontline Shipping is a subsidiary of Frontline, a related party, and the terms of the charters do not provide them with an option to terminate the charter before the end of its term. The VLCC Front Scilla and the Suezmaxes Front Ardenne and Front Brabant, which were accounted for as direct financing leases at December 31, 2016, were sold in June 2017, August 2017 and May 2017 respectively (see Note 8: (Loss)/gain on sale of assets). In November 2016, the Company agreed to sell the VLCC Front Century, also accounted for as a direct financing lease at December 31, 2015, to an unrelated third party. The Company agreed to terminate the charter with Frontline Shipping upon delivery of the vessel to the new owner, which occurred in March 2017. In accordance with US GAAP, this asset was reclassified and presented on the balance sheet as "Asset held for sale" at December 31, 2016. An impairment loss of $0.5 million was recorded to write down its carrying value to its fair value less anticipated cost to sell.

Also at December 31, 2017, one of the Company's offshore support vessels is chartered on a long-term bareboat charter to the Solstad Charterer, a wholly owned subsidiary of Deep Sea Supply AS, which in turn is a wholly owned subsidiary of Solship (formerly Deep Sea). Solship is a wholly owned subsidiary of Solstad Farstad ASA (“Solstad Farstad”), following the June 2017 merger of Solstad Offshore ASA, Farstad Shipping ASA and Deep Sea. In September 2017, the Company entered into an amendment agreement relating to this charter which includes a reduction of the charter rate, the introduction of a minimum fixed price put option at expiry of the charter and a charter extension from January 2023 to the end of December 2027. The revisions did not result in a change in classification as direct finance lease.

In addition to the above 10 vessels leased to Frontline Shipping and the Solstad Charterer (2016: 13), the Company also had two (2016: one) container vessels accounted for as direct financing leases and one (2016: none) container vessel accounted for as a sales-type lease as at December 31, 2017, which are on long-term bareboat charters to MSC, an unrelated party. The terms of the charters provide a fixed price put option or purchase obligation at the expiry of the 15 year charter period for two of the container vessels and a minimum fixed price purchase obligation at the expiry of the five year charter period for the third container vessel.

The following lists the components of the investments in direct financing leases as at December 31, 2017, and December 31, 2016:

(in thousands of $)	2017	2016
Total minimum lease payments to be received	916,765	862,083
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(211,508)	(287,168)
Net minimum lease payments receivable	705,257	574,915
Estimated residual values of leased property (un-guaranteed)	232,424	213,901
Less: unearned income	(319,610)	(232,781)
Total investment in direct financing leases	618,071	556,035
Current portion	32,096	32,220
Long-term portion	585,975	523,815
	618,071	556,035

The chartered-in vessels MSC Anna and MSC Viviana are included in the above. MSC Anna had a total carrying value at December 31, 2017, of $141.6 million (2016: $144.9 million), and MSC Viviana had a total carrying value at December 31, 2017 of $142.4 million (2016: $nil). The minimum lease payments included above for these vessels at December 31, 2017 is $432.2 million (2016: $229.7 million)

The minimum future gross revenues to be received under the Company's non-cancellable direct financing leases as of December 31, 2017, are as follows:

Year ending December 31,	(in thousands of $)
2018	98,630
2019	98,238
2020	97,591
2021	97,012
2022	89,714
Thereafter	435,580
Total minimum lease revenues	916,765

The above minimum lease revenues includes $463.8 million related to the nine VLCCs leased to Frontline Shipping as of December 31, 2017. Frontline Shipping is a 100% owned subsidiary of Frontline, however the performance under the leases is not guaranteed by Frontline following the amendments agreed in 2015. There is no requirement for a minimum cash balance in Frontline Shipping, but in exchange for releasing the guarantee a dividend restriction was introduced on Frontline Shipping whereby it can only make distributions to its parent company if it can demonstrate it will have minimum free cash of $2.0 million per vessel both prior to and following (i) such distribution and (ii) the payment of the next hire due and any profit share accrued under the charters. Due to the current depressed tanker market, there is a risk that Frontline Shipping may not have sufficient funds to pay the agreed charterhires. However, the performance under the fixed price agreements with Frontline Management whereby we pay management fees of $9,000 per day for each vessel to cover all operating costs including drydocking costs, is guaranteed by Frontline.